Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.
Registrant Name	First Eagle ETF Trust
Entity Central Index Key	0002083193
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Jan. 09, 2026